Note 12 - Income Tax - Summary of Income (Loss) Before Income Taxes From Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cayman Islands	$ (7,371)	$ (4,156)	$ (19,183)
Foreign	2,236	2,228	2,728
LOSS BEFORE INCOME TAX	$ (5,135)	$ (1,928)	$ (16,455)